UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2014

Date of reporting period:  May 31, 2014

Item 1. Schedule of Investments.

Schedule of Investments May 31, 2014 (unaudited)

Advantus Strategic Dividend Income Fund

	Shares	Value
REIT COMMON STOCKS - 51.5%
Apartments - 3.1%
Camden Property Trust	6,817	$478,826
Home Properties	16,300	1,013,534
Mid-America Apartment Communities	14,600	1,056,310
		2,548,670
Health Care - 14.0%
Aviv REIT	32,400	899,100
HCP	32,200	1,344,350
Health Care REIT	6,200	392,026
Healthcare Trust of America, Class A	99,200	1,200,320
LTC Properties	37,900	1,506,146
OMEGA Healthcare Investors	55,700	2,054,773
Physicians Realty Trust	20,300	280,343
Sabra Health Care REIT	60,100	1,759,728
Senior Housing Properties Trust	80,800	1,937,584
		11,374,370
Hotels - 4.9%
Chesapeake Lodging Trust	27,200	793,424
Hersha Hospitality Trust	96,100	608,313
Hospitality Properties Trust	63,300	1,836,333
LaSalle Hotel Properties	24,200	798,358
		4,036,428
Industrial - 3.4%
Pure Industrial Real Estate Trust (a)	25,700	110,451
STAG Industrial	111,800	2,677,610
		2,788,061
Manufactured Homes - 2.6%
Sun Communities	43,700	2,115,954
Mortgage - 3.7%
Annaly Capital Management	10,200	120,258
Colony Financial	47,649	1,055,902
Starwood Property Trust	60,700	1,480,473
Two Harbors Investment	31,600	332,748
		2,989,381
Net Lease - 8.0%
Agree Realty	79,804	2,461,155
EPR Properties	44,300	2,388,656
Select Income REIT	57,300	1,646,229
		6,496,040
Office - 5.4%
BioMed Realty Trust	22,800	494,760
Columbia Property Trust	8,100	212,949
Digital Realty Trust	6,500	373,750
Dream Office REIT (a)	34,500	927,806
Government Properties Income Trust	29,400	750,288
Liberty Property Trust	24,500	948,395
Washington REIT	26,800	692,244
		4,400,192
Retail - 6.4%
Amreit	14,696	261,148
Excel Trust	42,100	555,720
National Retail Properties	26,900	940,962
Retail Properties of America, Class A	47,900	720,416
RioCan Real Estate Investment Trust (a)	48,400	1,219,932
Spirit Realty Capital	136,520	1,541,311
		5,239,489
Total REIT Common Stocks
(Cost $37,328,854)		41,988,585

OTHER COMMON STOCKS - 18.1%
Energy - 2.5%
Kinder Morgan	25,200	841,428
Vanguard Natural Resources	40,537	1,245,297

		2,086,725
Infrastructure - 2.5%
Macquarie Infrastructure Company	33,000	2,028,840
Telecommunications - 3.7%
CenturyLink	41,000	1,544,470
Verizon Communications	29,000	1,448,840
		2,993,310
Utilities - 9.4%
American Electric Power Company	7,700	410,795
Duke Energy	21,000	1,492,680
Pattern Energy Group	15,500	470,425
Pepco Holdings	3,000	83,100
Pinnacle West Capital	21,400	1,185,988
PPL	13,600	477,224
TECO Energy	91,400	1,578,478
The Southern Company	24,500	1,072,610
UIL Holdings	23,299	861,364
		7,632,664
Total Other Common Stocks
(Cost $13,812,328)		14,741,539

MASTER LIMITED PARTNERSHIPS - 12.1%
Energy - 12.1%
Buckeye Partners	27,300	2,141,958
DCP Midstream Partners	6,200	333,002
Enable Midstream Partners (b)	24,800	629,920
Enterprise Products Partners	6,700	501,294
Kinder Morgan Energy Partners	10,900	828,945
MarkWest Energy Partners	14,800	916,860
ONEOK Partners	5,700	314,070
Plains All American Pipeline	33,468	1,889,938
Sprague Resources	20,917	517,277
Summit Midstream Partners	39,244	1,766,373
Total Master Limited Partnerships
(Cost $7,623,771)		9,839,637

REIT PREFERRED STOCKS - 9.6%
Apartments - 0.1%
Essex Property Trust, Series H	3,200	85,008
Hotels - 1.9%
Hospitality Properties Trust, Series D	5,300	138,489
LaSalle Hotel Properties, Series I	29,200	694,960
Pebblebrook Hotel Trust, Series A	10,490	280,030
Summit Hotel Properties, Series C	15,900	397,500
		1,510,979
Manufactured Homes - 0.5%
Equity LifeStyle Properties, Series C	16,500	426,525
Office - 2.1%
Digital Realty Trust, Series E	16,100	412,804
Kilroy Realty, Series H	14,400	348,624
PS Business Parks, Series S	25,100	637,791
PS Business Parks, Series U	14,200	332,706
		1,731,925
Retail - 5.0%
CBL & Associates Properties, Series E	32,700	806,709
DDR, Series J	26,500	651,900
National Retail Properties, Series D	16,300	417,117
National Retail Properties, Series E	30,300	704,475
Realty Income, Series F	13,100	337,194
Saul Centers, Series C	14,600	357,700
Taubman Centers, Series J	20,400	510,204
Urstadt Biddle Properties, Series F	12,000	301,200
		4,086,499
Total REIT Preferred Stocks
(Cost $7,778,965)		7,840,936

U.S. GOVERNMENT SECURITIES - 7.6%
U.S. Treasury Bonds - 7.6%	Par
0.125%, 04/15/2018 (c)	$511,100	528,290
1.250%, 07/15/2020 (c)	541,745	594,565
1.125%, 01/15/2021 (c)	540,090	585,576
0.625%, 07/15/2021 (c)	524,200	553,052
0.125%, 07/15/2022 (c)	513,765	517,859
0.125%, 01/15/2023 (c)	409,480	409,080
0.375%, 07/15/2023 (c)	507,680	519,202
2.375%, 01/15/2025 (c)(d)	626,785	763,845
3.875%, 04/15/2029 (c)	718,680	1,056,291
2.125%, 02/15/2040 (c)	273,310	346,826
2.125%, 02/15/2041 (c)	269,753	344,640
Total U.S. Government Securities
(Cost $6,418,648)		6,219,226

EXCHANGE TRADED FUND - 0.3%
PowerShares DB Commodity Index Tracking Fund (b)	Shares
(Cost $213,044)	7,700	200,431

SHORT-TERM INVESTMENT - 0.8%
First American Government Obligations, Class Z, 0.01% (e)
(Cost $651,531)	651,531	651,531

Total Investments - 100.0%
(Cost $73,827,141)		81,481,885
Other Assets and Liabilities, Net - 0.0%		26,989
Total Net Assets - 100.0%		$81,508,874

(a)	The Portfolio held 2.8% of net assets in foreign securities at May 31, 2014.
(b)	Non-income producing security.
(c)	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(d)	All or a portion of this security has been deposited as initial margin on open futures contracts.
(e)	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2014.

REIT - Real Estate Investment Trust

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased	Market Value	Settlement Month	Unrealized Depreciation
CBOE Volatility Index	74	984,200	June 2014	$(83,815)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of May 31, 2014:
	Level 1	Level 2	Level 3	Total
REIT Common Stocks	$41,988,585	$-	$-	$41,988,585
Other Common Stocks	14,741,539	-	-	14,741,539
Master Limited Partnerships	9,839,637	-	-	9,839,637
REIT Preferred Stocks	7,475,898	365,038	-	7,840,936
U.S. Government Securities		6,219,226	-	6,219,226
Exchange Traded Fund	200,431	-	-	200,431
Short-Term Investment	651,531	-	-	651,531
Total Investments	$74,897,621	$6,584,264	$-	$81,481,885

As of May 31, 2014, the Fund's investments in other financial instruments* were classified as follows:	$(83,815)	$-	$-	$(83,815)
* Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between levels are recognized at the end of the reporting period. During the period ended May 31, 2014, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. The Funds use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815
requires enhanced disclosures about the Funds' use of and accounting for derivative instruments and the effect of derivative instruments on the Funds results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of May 31, 2014 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	-	Net Assets - unrealized depreciation on futures contracts	$83,815
Total		$-		$83,815
*Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Open Futures Contracts.

The cost basis of investments for federal income tax purposes at May 31, 2014 was as follows:

Advantus Strategic Dividend Income Fund

Cost of investments	$73,827,141
Gross unrealized appreciation	8,502,982
Gross unrealized depreciation	(848,238)
Net unrealized appreciation	$7,654,744

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                           James R. Arnold, President

Date   July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James R. Arnold
                                              James R. Arnold, President

Date    July 23, 2014

By (Signature and Title)*  /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date   July 23, 2014